CONTRACT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2024
Contract Liabilities
SCHEDULE OF CONTRACT LIABILITIES

	As of March 31,
	2023	2024
	USD	USD
Beginning balance	-	102,563
Additions as a result of billings in advance of performance obligation under contracts	102,563	836,911
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	-	(102,563)
Ending balance	102,563	836,911

Information about contract liabilities:
Revenue recognized that was included in contract liabilities as of April 1, 2022 and 2023	-	102,563